Financial assets (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Financial assets
Purchase Of Financial Assets Classified As Investing Activities	€ 80,018		€ 102,620	€ 0
Proceeds From Sales Or Maturity Of Financial Assets Classified As Investing Activities	120,681		28,913	€ 0
Short term deposit	9,158		36
Financial Assets	36,138		€ 76,968		$ 34.4
Term deposits	36,100
Foreign exchange gain (loss)	5,000
USD term deposits
Financial assets
Purchase Of Financial Assets Classified As Investing Activities	69,000	$ 75.1
Proceeds From Sales Or Maturity Of Financial Assets Classified As Investing Activities	65,700	$ 70.8
US Treasury Bills
Financial assets
Purchase Of Financial Assets Classified As Investing Activities	11,000
Proceeds From Sales Or Maturity Of Financial Assets Classified As Investing Activities	55,000
Foreign Currency In Financial Assets
Financial assets
Financial Assets	€ 31,100				$ 34.4